QUARTERLY RESULTS OF OPERATIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest income	$ 9,842	$ 9,817	$ 9,720	$ 9,303	$ 9,284	$ 9,351	$ 9,103	$ 9,042	$ 38,682	$ 36,780	$ 37,361
Interest expense	548	556	556	565	580	605	623	620	2,225	2,428	2,907
Net interest income	9,294	$ 9,261	$ 9,164	$ 8,738	$ 8,704	$ 8,746	$ 8,480	$ 8,422	36,457	$ 34,352	$ 34,454
Provision for possible loan and lease losses, net	30								30
Non-interest income	2,877	$ 2,907	$ 2,774	$ 2,885	$ 2,808	$ 3,177	$ 3,091	$ 2,651	11,443	$ 11,727
Non-interest expenses	9,102	8,524	8,559	8,030	7,984	8,166	8,033	8,098	34,199	32,265	$ 33,243
Income before income taxes	3,039	3,644	3,379	3,593	3,528	3,757	3,538	2,975	13,655	13,798
Income taxes	771	925	677	976	871	1,031	941	713	3,349	3,556	$ 2,700
Net income	$ 2,268	$ 2,719	$ 2,702	$ 2,617	$ 2,657	$ 2,726	$ 2,597	$ 2,262	$ 10,306	$ 10,242
Basic earnings per share	$ 0.48	$ 0.57	$ 0.56	$ 0.53	$ 0.54	$ 0.55	$ 0.52	$ 0.45	$ 2.13	$ 2.06	$ 1.88
Weighted average shares outstanding	4,771,648	4,808,352	4,853,265	4,897,245	4,909,910	4,934,815	4,977,506	5,017,789	4,832,217	4,963,826	5,110,849